Note 7 - Other Operating Income/(Expenses)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of other operating income (expense) [text block]
7.	OTHER OPERATING INCOME / (EXPENSES)

	2017	2016	2015
Government grants/NPV of long term fiscal incentives	993.7	1,166.5	1,755.7
(Additions)/reversals to provisions	(12.9)	(132.9)	(106.1)
Gains/(losses) on disposal of property, plant and equipment, intangible assets and operation in associates	91.1	70.9	53.0
Other operating income/(expenses), net	145.4	118.6	233.4
	1,217.3	1,223.1	1,936.0

Government grants are
not
recognized until there is reasonable assurance that the Company will meet related conditions and that the grants will be received. Government grants are systematically recognized in income during the periods in which the Company recognizes as expenses the related costs that the grants are intended to offset.